Columbia Variable Portfolio – Select Large Cap Equity Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 10.2%
Interactive Media & Services 8.5%
Alphabet, Inc., Class C(a)	1,080,524	164,520,584
Meta Platforms, Inc., Class A	235,255	114,235,123
Total		278,755,707
Media 1.7%
Comcast Corp., Class A	1,286,313	55,761,669
Total Communication Services		334,517,376
Consumer Discretionary 9.2%
Automobiles 0.5%
Tesla, Inc.(a)	100,922	17,741,078
Broadline Retail 5.1%
Amazon.com, Inc.(a)	918,519	165,682,457
Hotels, Restaurants & Leisure 2.5%
Expedia Group, Inc.(a)	263,730	36,328,808
Hilton Worldwide Holdings, Inc.	209,129	44,609,307
Total		80,938,115
Textiles, Apparel & Luxury Goods 1.1%
lululemon athletica, Inc.(a)	93,679	36,595,701
Total Consumer Discretionary		300,957,351
Consumer Staples 5.6%
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	1,046,092	62,943,356
Food Products 1.5%
Mondelez International, Inc., Class A	710,774	49,754,180
Household Products 2.2%
Procter & Gamble Co. (The)	446,877	72,505,793
Total Consumer Staples		185,203,329
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
EOG Resources, Inc.	342,706	43,811,535
Exxon Mobil Corp.	711,538	82,709,177
Total		126,520,712
Total Energy		126,520,712
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.9%
Banks 4.4%
Bank of America Corp.	2,078,160	78,803,827
Citigroup, Inc.	1,026,252	64,900,177
Total		143,704,004
Capital Markets 1.3%
S&P Global, Inc.	105,312	44,804,990
Financial Services 4.6%
Global Payments, Inc.	439,341	58,722,318
MasterCard, Inc., Class A	189,992	91,494,448
Total		150,216,766
Insurance 1.6%
Chubb Ltd.	198,824	51,521,263
Total Financials		390,247,023
Health Care 14.5%
Biotechnology 1.8%
BioMarin Pharmaceutical, Inc.(a)	209,926	18,334,937
Natera, Inc.(a)	180,788	16,534,870
Vertex Pharmaceuticals, Inc.(a)	60,625	25,341,856
Total		60,211,663
Health Care Equipment & Supplies 5.1%
Boston Scientific Corp.(a)	714,955	48,967,268
DexCom, Inc.(a)	267,672	37,126,106
Edwards Lifesciences Corp.(a)	394,291	37,678,448
Intuitive Surgical, Inc.(a)	109,163	43,565,862
Total		167,337,684
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	131,701	65,152,485
Pharmaceuticals 5.6%
Eli Lilly & Co.	103,589	80,588,099
Merck & Co., Inc.	498,177	65,734,455
Zoetis, Inc.	226,135	38,264,303
Total		184,586,857
Total Health Care		477,288,689

Columbia Variable Portfolio – Select Large Cap Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.0%
Aerospace & Defense 1.3%
General Dynamics Corp.	154,689	43,698,096
Commercial Services & Supplies 2.9%
Cintas Corp.	69,021	47,419,498
Republic Services, Inc.	251,703	48,186,022
Total		95,605,520
Electrical Equipment 1.5%
Eaton Corp. PLC	155,186	48,523,558
Ground Transportation 1.6%
Union Pacific Corp.	218,774	53,803,090
Industrial Conglomerates 1.4%
Honeywell International, Inc.	214,383	44,002,111
Machinery 1.3%
Parker-Hannifin Corp.	77,695	43,182,104
Total Industrials		328,814,479
Information Technology 28.0%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	338,836	49,212,541
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	225,928	46,593,131
Lam Research Corp.	46,891	45,557,889
NVIDIA Corp.	204,937	185,172,876
QUALCOMM, Inc.	342,394	57,967,304
Total		335,291,200
Software 11.3%
Adobe, Inc.(a)	103,684	52,318,946
Microsoft Corp.	653,434	274,912,753
Palo Alto Networks, Inc.(a)	149,238	42,402,993
Total		369,634,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	956,286	163,983,923
Total Information Technology		918,122,356
Real Estate 3.4%
Industrial REITs 1.6%
Prologis, Inc.	411,119	53,535,916
Specialized REITs 1.8%
Equinix, Inc.	72,221	59,606,158
Total Real Estate		113,142,074
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	568,606	42,054,100
DTE Energy Co.	440,806	49,431,985
Total		91,486,085
Total Utilities		91,486,085
Total Common Stocks (Cost $2,190,860,489)		3,266,299,474

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	7,819,076	7,817,512
Total Money Market Funds (Cost $7,815,748)		7,817,512
Total Investments in Securities (Cost: $2,198,676,237)		3,274,116,986
Other Assets & Liabilities, Net		8,647,120
Net Assets		3,282,764,106
Columbia Variable Portfolio – Select Large Cap Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	20,490,362	157,947,627	(170,620,905)	428	7,817,512	(2,886)	330,800	7,819,076
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Large Cap Equity Fund  | First Quarter Report 2024

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